Income Tax Reconciliation (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jun. 29, 2013
Income Tax Reconciliation [Line Items]
Computed income tax (provision) benefit at statutory rate	$ 42,267,000	$ 21,347,000	$ 6,435,000
State income taxes, net of U.S. federal tax benefit	(2,250,000)	(540,000)	(5,000)
Change in valuation allowance	(36,760,000)	6,263,000	(17,035,000)
Local country withholding tax	(3,527,000)	(5,307,000)	(800,000)
Intra-period allocation rule exception	0	5,201,000	0
Foreign rate difference	1,933,000	11,729,000	5,560,000
Effective Income Tax Rate Reconciliation FIN 48	2,552,000	(3,989,000)	(755,000)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(1,680,000)	1,226,000	(953,000)
Other	(1,012,000)	94,000	(102,000)
Income tax (provision) benefit	1,523,000	36,024,000	(7,655,000)
Mexico
Income Tax Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount				$ 2,900,000